Document and Entity Information	Jun. 09, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 09, 2020
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 09, 2020
Document Effective Date	Jun. 09, 2020
Prospectus Date	Dec. 31, 2019
BNY Mellon Large Cap Stock Fund | Investor Shares
Prospectus:
Trading Symbol	MILCX
BNY Mellon Large Cap Stock Fund | Class M Shares
Prospectus:
Trading Symbol	MPLCX